FINANCIAL INSTRUMENTS, Measurement Frequency (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 bareboat_charter_agreements	Sep. 30, 2011	Dec. 31, 2011
Liabilities [Abstract]
Number of bareboat charter agreements	5
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	57.00%	59.00%	56.00%
Interest Paid in Cash [Member]
Liabilities [Abstract]
Stated interest rate	13.00%
Interest Paid 50/50 in Cash and Newly Issued Notes [Member]
Liabilities [Abstract]
Stated interest rate	14.00%
Interest Paid in Newly Issued Notes [Member]
Liabilities [Abstract]
Stated interest rate	15.00%
Second Lien Notes [Member]
Liabilities [Abstract]
Debt instrument, face amount	43,000,000
Percentage of face value of notes (in hundredths)	40.00%
8.5% Senior Notes due 2013 [Member]
Liabilities [Abstract]
Stated interest rate	8.50%
NOK 500 Million Senior Unsecured Floating Rate Bonds Due 2014 [Member]
Liabilities [Abstract]
Stated interest rate	3.75%
Recurring Basis [Member]
Assets [Abstract]
Cash and cash equivalents	66,818,000
Available for sale securities	40,359,000
Interest rate/ currency swap contracts - long-term receivables	1,008,000
Total assets	108,185,000
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	75,436,000
8.5% Senior Notes due 2013	274,552,000
3.75% unsecured convertible bonds due 2016	107,190,000
Interest rate swap contracts - long term payables	91,690,000
Total liabilities	548,868,000
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Cash and cash equivalents	66,818,000
Available for sale securities	23,226,000
Interest rate/ currency swap contracts - long-term receivables	1,008,000
Total assets	91,052,000
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	75,436,000
8.5% Senior Notes due 2013	274,552,000
3.75% unsecured convertible bonds due 2016	107,190,000
Interest rate swap contracts - long term payables	91,690,000
Total liabilities	548,868,000
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total assets	0
Liabilities [Abstract]
Total liabilities	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Available for sale securities	17,133,000
Total assets	17,133,000
Liabilities [Abstract]
Total liabilities	0